Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Long Term Debt [Abstract]
Schedule Of Information Pertaining To Term Borrowings
The following table presents information pertaining to Term Borrowings reported on FHN's Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2016	2015
First Tennessee Bank National Association:
Subordinated notes (a) (b)
Maturity date - April 1, 2016 -- 5.65%	$-	$252,848
Senior capital notes (b)
Maturity date - December 1, 2019 -- 2.95%	399,384	400,567
Other collateralized borrowings -- Maturity date - December 22, 2037
1.26% on December 31, 2016 and 0.81% on December 31, 2015 (c)	64,812	64,365
Federal Home Loan Bank borrowings
Maturity date - August 2, 2018 -- 0.00%	100	-
First Horizon National Corporation:
Senior capital notes (b)
Maturity date - December 15, 2020 -- 3.50%	489,202	489,833
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Maturity date - March 31, 2031 -- 9.50%	46,032	45,964
First Horizon ABS Trusts:
Other collateralized borrowings (d)
Maturity date - October 25, 2034
0.93% on December 31, 2016 and 0.59% on December 31, 2015	23,126	41,100
First Tennessee New Markets Corporation Investments:
Maturity date - October 25, 2018 -- 4.97%	7,301	7,301
Maturity date - February 1, 2033 -- 4.97%	8,000	8,000
Maturity date - August 08, 2036 -- 2.38%	2,699	2,699
Total	$1,040,656	$1,312,677

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs.” See Note 1- Summary of Significant Accounting Policies for additional information.

  A portion qualifies for total capital under the risk-based capital guidelines.
  Changes in the fair value of debt attributable to interest rate risk are hedged. Refer to Note 22 – Derivatives.
  Secured by trust preferred loans.
  On December 31, 2016 and 2015, borrowings secured by $35.9 million and $52.8 million, respectively, of residential real estate loans.

Schedule Of Annual Principal Repayment Requirements
Annual principal repayment requirements as of December 31, 2016 are as follows:

(Dollars in thousands)
2017	$-
2018	7,401
2019	400,000
2020	500,000
2021	-
2022 and after	145,637